Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning	₩ 30,985	₩ (1,432)
Changes in accounting policy	17,741
Increase /decrease	45,711	(54,062)
Reclassified to gain or loss	(44,279)	86,479
Ending	50,158	30,985
Changes in investments in associates and joint ventures [member]
Beginning	(735)	(10,883)
Increase /decrease	(136)	10,148
Ending	(871)	(735)
Loss on derivatives valuation [member]
Beginning	(3,463)	(34,309)
Increase /decrease	17,268	(111,083)
Reclassified to gain or loss	(44,279)	141,929
Ending	(30,474)	(3,463)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	52,673
Changes in accounting policy	17,741
Increase /decrease	26,290
Ending	96,704	52,673
Gain of valuation on available for sale [member]
Beginning	52,673	54,106
Increase /decrease		54,017
Reclassified to gain or loss		(55,450)
Ending		52,673
Exchange differences on translation for foreign operations [member]
Beginning	(17,490)	(10,346)
Increase /decrease	2,289	(7,144)
Ending	₩ (15,201)	₩ (17,490)